Net interest income	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Net interest income	Net interest income

Skr mn	Apr-Jun 2026	Jan-Mar 2026	Apr-Jun 2025	Jan-Jun 2026	Jan-Jun 2025	Jan-Dec 2025
Interest income
Loans to credit institutions	267	279	263	546	470	1,005
Loans to the public	1,918	1,801	1,982	3,719	4,065	8,003
Loans in the form of interest-bearing securities	437	446	452	884	939	1,948
Interest-bearing securities excluding loans in the form of interest-bearing securities	392	436	481	827	940	1,926
Derivatives	51	-8	290	44	700	982
Administrative remuneration CIRR-system	52	52	59	104	130	243
Other assets	0	2	1	2	8	10
Total interest income[1]	3,117	3,009	3,528	6,126	7,252	14,117

Interest expenses
Interest expenses	-2,352	-2,285	-2,810	-4,637	-5,773	-11,154
Resolution fee[2]	-28	-24	-22	-52	-37	-83
Risk tax	-16	-16	-34	-32	-70	-142
Other regulatory fees	-18	—	—	-18	—	-19
Total interest expenses	-2,414	-2,325	-2,866	-4,739	-5,880	-11,398
Net interest income	703	684	662	1,387	1,372	2,719
1  Interest income calculated using the effective interest method amounted to Skr 5,081 million during January-June 2026 (1H25: Skr 5,589 million).
2  The amounts stated for the period January-June and January-December 2025 include a refund of Skr 9.5 million from the Swedish National Debt Office regarding the charged resolution fee for financial year 2023.